Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2023
Related Party Transactions and Balances [Abstract]
Related party transactions and balances
13.	Related party transactions and balances

Related parties include key management of the Company and any entities controlled by these individuals as well as other entities providing key management services to the Company. Key management personnel consist of Directors and senior management including the Executive Chairman, Chief Executive Officer, Chief Financial Officer, Chief Operating Officer, and Chief Administrative Officer.

The amounts paid to key management or entities providing similar services are as follows:

		December 31,	December 31,
		2023	2022
		$	$
Consulting	(1)	154,529	103,514
Data acquisition		-	55,150
Directors’ fees	(2)	185,583	192,604
Staff costs		5,956,285	1,607,211
Stock option expense		3,586,512	4,729,503
Total key management compensation		9,882,909	6,687,982

(1)	During the year ended December 31, 2023, the Company incurred communications & community engagement consulting fees of $147,529 (December 31, 2022 - $103,514) according to a contract with Tintina Holdings, Ltd., a company owned and operated by the spouse of the Company’s Executive Chairman. The Company also incurred finance and accounting consulting fees of $7,000 (December 31, 2022 – nil) according to a contract with Hovan Ventures LLC, a company owned and operated by the former CFO for the Company.

During the period Tintina Holdings, Ltd’s contract was reassigned to a company named 5 Spot Corporation, a new Company owned by the spouse of the Company’s Executive Chairman.

(2)	Directors’ Fees are included in staff costs on the consolidated statements of loss and comprehensive loss.

During the year ended December 31, 2023, the Company granted 2,075,000 options (December 31, 2022: 2,566,667) to key management, with a fair value of $3,174,594 (December 31, 2022: $6,496,785).

As of December 31, 2023, and December 31, 2022, the following amounts were owing to related parties:

		December 31,	December 31,
		2023	2022
		$	$
5 Spot Corp	Consulting services	12,000	12,744
Hovan Ventures LLC	Consulting services	7,000	-
Officers and Board members	Accrued compensation	2,501,594	428,630
		2,520,594	441,374